Consolidated Statement of Change in Stockholders' (Deficit) (USD $)	Total	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit
Balance at Dec. 31, 2009	$ (6,710,730)	$ 59		$ 123	$ 7,281,107	$ (17,442)	$ (13,974,577)
Balance (in shares) at Dec. 31, 2009		587,691		1,231,280
Shareholders Equity [Line Items]
Sale of series B Preferred Stock, net of stock issuance costs of $1,183,751	7,903,163		182		7,902,981
Sale of series B Preferred Stock, net of stock issuance costs (in shares)			1,821,600
Stock based compensation-employees	344,275				344,275
Stock based compensation-non-employees	90,600			2,000	90,600
Exercise of options	43,600			4	43,596
Exercise of options (in shares)	45,400			38,200
Net loss	(8,407,341)						(8,407,341)
Balance at Dec. 31, 2010	(6,736,433)	59	182	127	15,662,559	(17,442)	(22,381,918)
Balance (in shares) at Dec. 31, 2010		587,691	1,821,600	1,271,480
Shareholders Equity [Line Items]
Stock based compensation-employees	306,307				306,307
Stock based compensation-non-employees	636,810				636,810
Exercise of warrants	49,999			1	49,998
Exercise of warrants (in shares)				3,546
Warrant liability reclassified to equity	6,415,000				6,415,000
Issuance of common stock	150,000			2	149,998
Issuance of common stock				20,000
Net loss	(19,887,040)						(19,887,040)
Balance at Dec. 31, 2011	(19,065,357)	59	182	130	23,220,672	(17,442)	(42,268,958)
Balance (in shares) at Dec. 31, 2011		587,691	1,821,600	1,295,026
Shareholders Equity [Line Items]
Stock based compensation-employees	341,996				341,996
Stock based compensation-non-employees	573,365				573,365
Warrant extension	144,000				144,000
Exercise of warrants	690,227			5	690,222
Exercise of warrants (in shares)				54,910
Net loss	(6,665,627)						(6,665,627)
Balance at Dec. 31, 2012	$ (23,981,396)	$ 59	$ 182	$ 135	$ 24,970,255	$ (17,442)	$ (48,934,585)
Balance (in shares) at Dec. 31, 2012		587,691	1,821,600	1,349,936